Acquisitions, Vapor Supply (Details) - USD ($) $ in Thousands		3 Months Ended
	Apr. 30, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets Acquired [Abstract]
Goodwill			$ 154,282	$ 145,939	$ 134,620
Turning Point [Member] | Vapor Supply [Member]
Acquisitions [Abstract]
Cash paid at closing	$ 4,800
Adjusted consideration transferred	4,800
Assets Acquired [Abstract]
Working capital (primarily inventory)	2,500
Fixed assets	272
Intangible assets	256
Net assets acquired	3,028
Goodwill	$ 1,772
Adjustment to intangible assets		$ (1,800)
Goodwill deductible for tax purposes		$ 1,800